Risk - Interest rate risk (Details) - Interest rate risk R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
Risk
CDI rate	13.65%
Cash equivalents | Exposure
Risk
Exposure to risk	R$ 190,445
Cash equivalents | -10%
Risk
Effect of change in CDI rate on profit before income taxes	(19,045)
Financial investments | Exposure
Risk
Exposure to risk	422,646
Financial investments | -10%
Risk
Effect of change in CDI rate on profit before income taxes	(5,769)
Accounts payable to selling shareholders | Exposure
Risk
Exposure to risk	703,354
Accounts payable to selling shareholders | +10%
Risk
Effect of change in CDI rate on profit before income taxes	9,601
Related parties | Exposure
Risk
Exposure to risk	3,956
Related parties | +10%
Risk
Effect of change in CDI rate on profit before income taxes	54
Loans and financing | Exposure
Risk
Exposure to risk	1,551,612
Loans and financing | +10%
Risk
Effect of change in CDI rate on profit before income taxes	R$ 18,035